Stockholders' Equity - Schedule of Warrant Activity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Number of warrant, outstanding beginning	725,000
Number of warrant, Granted	25,033,366	725,000
Number of warrant, Exercised	(742,500)
Number of warrant, Canceled/Forfeited
Number of warrant outstanding ending	25,015,866	725,000
Weighted average exercise price outstanding beginning	$ 4.50
Weighted average exercise price, Granted	1.18	4.50
Weighted average exercise price, Exercised	1.20
Weighted average exercise price, Canceled/Forfeited
Weighted average exercise price, outstanding ending	$ 1.27	$ 4.50
Weighted Average Remaining Life, beginning	1 year 10 months 17 days
Weighted average remaining life, Granted	5 years 11 months 26 days	2 years
Weighted average remaining life, Exercised	1 year 6 months
Weighted average remaining life, Canceled/Forfeited	0 years
Weighted average remaining life, ending	5 years 9 months 29 days	1 year 10 months 17 days